OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Deferred Revenues [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities	[1],[2]	$ 2,036,880	$ 2,689,083
Non-current liabilities	[1],[2]	702,008	851,383
Total Liabilities	[1],[2]	2,738,888	3,540,466
Sales Tax [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		7,609	2,556
Non-current liabilities
Total Liabilities		7,609	2,556
Retentions [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		27,853	43,916
Non-current liabilities
Total Liabilities		27,853	43,916
Others Taxes [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		3,931	7,555
Non-current liabilities
Total Liabilities		3,931	7,555
Dividends Payable [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities			57,129
Non-current liabilities
Total Liabilities			57,129
Other Sundry Liabilities [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		12,518	34,982
Non-current liabilities
Total Liabilities		12,518	34,982
Total other non-financial liabilities [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		2,088,791	2,835,221
Non-current liabilities		702,008	851,383
Total Liabilities		$ 2,790,799	$ 3,686,604

[1]	As of December 31, 2020, Deferred Income includes ThUS $ 179,612 corresponding to the balance to be accrued from the committed compensation from Delta Air Lines, Inc., which is recognized in Income Statement, based on the estimation of differentials of income, until the implementation of the strategic alliance. During the period, the Company has recognized ThUS $ 132,467 for this concept. Additionally, the Company maintains a balance of ThUS $ 29,507 in the Trade accounts payable item of the Statement of Financial Position, corresponding to the compensation of costs to be incurred.
[2]	The balance includes mainly, deferred income for services not provided as of December 31, 2020 and December 31, 2019; and for the frequent flyer LATAM Pass program. LATAM Pass is LATAM’s frequent flyer program that allows rewarding the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles or points that can be exchanged for tickets or for a varied range of products and services. Clients accumulate miles or LATAM Pass points every time they fly in LATAM and other connections associated with the program, as well as buy in stores or use the services of a vast network of companies that have agreements with the program around the world. On September 26, 2019, the Company signed a framework agreement with Delta Air Lines, Inc, in which the latter agreed to pay ThUS $ 350,000 for compensation of costs and income that the Company must incur or stop receiving, respectively, during the transition period until the implementation of the strategic alliance. During December 2019, the Company sold its rights to receive future payments of the committed transition. The payments consisted of ThUS $ 200,000 payable in 8 quarterly installments of ThUS $ 25,000 as of January 2, 2020. On December 13, 2019, the Company received ThUS $ 194,068 for said sale. The account receivable was derecognized and the interest of ThUS $ 5,932 was recognized in the item Financial Costs of the Consolidated Statement of Income.